Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
Verizon Communications Inc. and Subsidiaries
For the Years Ended December 31, 2018, 2017 and 2016

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts(a)	Deductions(b)	Balance at End of Period(c)
Allowance for Uncollectible Accounts Receivable:
Year 2018	$1,199	$776	$216	$1,261	$930
Year 2017	1,146	1,167	205	1,319	1,199
Year 2016	1,037	1,420	150	1,461	1,146

		Additions
	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (d)	Deductions Note (e)	Balance at End of Period
Valuation Allowance for Deferred Tax Assets:
Year 2018	$3,293	$251	$112	$915	$2,741
Year 2017	2,473	765	273	218	3,293
Year 2016	3,414	146	47	1,134	2,473

(a)	Charged to Other Accounts primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Deductions primarily include amounts written off as uncollectible or transferred to other accounts or utilized.

(c)
Allowance for Uncollectible Accounts Receivable includes approximately $165 million, $260 million and $301 million at December 31, 2018, 2017, and 2016, respectively, related to long-term device payment plan receivables.

(d)	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.

(e)	Reductions to valuation allowances related to deferred tax assets.